Equity Incentive Plan - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 485	$ 1,129
Research and development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	404	1,007
General and administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 81	$ 122